Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares, authorized	1,700,000,000	1,700,000,000
Ordinary shares, issued	255,898,610	252,412,720
Ordinary shares, outstanding	255,898,610	252,412,720
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares, authorized	200,000,000	200,000,000
Ordinary shares, issued	122,072,980	122,072,980
Ordinary shares, outstanding	122,072,980	122,072,980